LOOMIS SAYLES FUNDS I
                             LOOMIS SAYLES FUNDS II

  Supplement dated July 1, 2003 to the Statements of Additional Information for
    Loomis Sayles Funds I and Loomis Sayles Funds II (the "SAIs"), each dated
            February 1, 2003, as revised April 15, 2003, each as may
                       be supplemented from time to time

The Board of Trustees of Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Trusts") and shareholders of series thereof recently approved new trustees for the Loomis Trusts. This approval results is a combined Board of Trustees for the Loomis Trusts and CDC Nvest Funds Trusts I, II, and III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust and AEW Real Estate Income Fund (the "CDC Nvest Funds Complex").

On June 12, 2003, the Board of Trustees (the "Trustees") of Loomis Sayles Funds I and Loomis Sayles Funds II (the "Trusts") approved the assignment of the existing Administrative Services Agreement among the Trusts and Loomis, Sayles and Company, L.P. to CDC IXIS Asset Management Services, Inc. ("CIS"). This assignment will take effect on July 1, 2003.

EFFECTIVE JUNE 1, 2003 THE FOLLOWING LANGUAGE REPLACES THE TEXT UNDER THE SECTION ENTITLED "MANAGEMENT OF THE TRUST" IN THE SAIS.


------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
                                                  TERM OF                                      NUMBER OF
                                                OFFICE AND                                    PORTFOLIOS
                                POSITION(S)      LENGTH OF                                      IN FUND
                                 HELD WITH         TIME         PRINCIPAL OCCUPATION(S)         COMPLEX      OTHER DIRECTORSHIPS
    NAME, AGE AND ADDRESS          FUNDS          SERVED          DURING PAST 5 YEARS          OVERSEEN             HELD
    ----------------------         -----          ------          -------------------          --------             ----
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
----------------------------------------------- -------------- ----------------------------- -------------- ------------------------

INDEPENDENT TRUSTEES
----------------------------------------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

JOSEPH ALAIMO (72)+                Trustee          Until      Chairman, Wayne Hummer              22       Formerly, Director
399 Boylston Street                              retirement    Trust Company                                Wintrust Financial
Boston, MA 02116                                                                                            Corporation
                                                   4 years
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

GRAHAM T. ALLISON, JR. (63)        Trustee          Until      Douglas Dillon Professor            44       Director, Taubman
399 Boylston Street                              retirement*   and Director of the Belfer                   Centers, Inc.
Boston, MA 02116                  Contract                     Center of Science for
                                 Review and       19 years     International Affairs, John                  Board Member, USEC Inc.
                                 Governance                    F. Kennedy School of
                                  Committee                    Government, Harvard
                                   Member                      University
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

EDWARD A. BENJAMIN (65)            Trustee          Until      Director, Coal, Energy              46       Trustee, New England
399 Boylston Street                              retirement*   Investments & Management,                    Zenith Fund
Boston, MA 02116                    Audit                      LLC; formerly, Partner,
                                  Committee        1 year      Ropes & Gray (law firm)                      Director, Precision
                                   Member                      until 1999                                   Optics Corporation
                                                                                                            (optics manufacturer)
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

DANIEL M. CAIN (58)                Trustee          Until      President and CEO, Cain             44       Trustee, Universal
452 Fifth Avenue                                 retirement*   Brothers & Company,                          Health Realty Income
New York, NY 10018               Chairman of                   Incorporated (investment                     Trust
                                  the Audit        7 years     banking)
                                  Committee                                                                 Director, PASC
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

PAUL G. CHENAULT (69)              Trustee          Until      Retired; Trustee, First             44       Director, Mailco Office
5852 Pebble Beach Way                            retirement*   Variable Life (variable                      Products, Inc.
San Luis Obispo, CA 18270         Contract                     life insurance)
                                 Review and        4 years
                                 Governance
                                  Committee
                                   Member
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

KENNETH J. COWAN (71)              Trustee          Until      Retired                             44       None
399 Boylston Street                              retirement*
Boston, MA 02116                 Chairman of
                                the Contract      28 years
                                 Review and
                                 Governance
                                  Committee
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

RICHARD DARMAN (60)                Trustee          Until      Partner, The Carlyle Group          44       Director and Vice
399 Boylston Street                              retirement*   (investments); formerly,                     Chairman, AES
Boston, MA 02116                  Contract                     Professor, John F. Kennedy                   Corporation
                                 Review and        7 years     School of Government,
                                 Governance                    Harvard University
                                  Committee
                                   Member
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

SANDRA O. MOOSE (61)               Trustee          Until      Senior Vice President and           44       Director, Verizon
One Exchange Place                               retirement*   Director, The Boston                         Communications
Boston, MA 02109                    Audit                      Consulting Group, Inc.
                                  Committee       21 years     (management                                  Director, Rohm and Haas
                                   Member                      consulting)                                  Company
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

JOHN A. SHANE (70)                 Trustee          Until      President, Palmer Service           44       Director, Gensym
200 Unicorn Park Drive                           retirement*   Corporation (venture                         Corporation; Director,
Woburn, MA 01801                  Contract                     capital organization)                        Overland Storage, Inc.;
                                 Review and       21 years                                                  Director, Abt
                                 Governance                                                                 Associates Inc.
                                  Committee
                                   Member
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

PENDLETON P. WHITE (72)            Trustee          Until      Retired                             44       None
6 Breckenridge Lane                              retirement*
Savannah, GA 31411                Contract
                                 Review and       22 years
                                 Governance
                                  Committee
                                   Member
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

----------------------------------------------- -------------- ----------------------------- -------------- ------------------------

INTERESTED TRUSTEES
----------------------------------------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

ROBERT J. BLANDING1 (56)            Chief            Not       President, Chairman,                44       None
555 Califonia Street              Executive      Applicable    Director, and Chief
San Francisco, CA 94104           Officer -                    Executive Officer, Loomis
                                Loomis Sayles    Less than 1   Sayles
                                  Funds II;         year
                                President and
                                CEO - Loomis
                               Sayles Funds I

                                   Trustee
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

JOHN T. HAILER2 (42)            President and        Not       President and Chief                 44       None
399 Boylston Street                 Chief        Applicable    Executive Officer, CDC IXIS
Boston, MA 02116                  Executive                    Asset Management
                                Officer - CDC      3 years     Distributors, L.P.;
                                Nvest Funds;                   formerly, Senior Vice
                                 President -                   President, Fidelity
                                Loomis Sayles                  Investments
                                  Funds II

                                   Trustee
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

PETER S. VOSS3 (56)              Chairman of         Not       Director, President and             44       Trustee, Harris
399 Boylston Street               the Board      Applicable    Chief Executive Officer,                     Associates Investment
Boston, MA 02116                                               CDC IXIS Asset Management                    Trust4
                                   Trustee        11 years     North America, L.P.
------------------------------ ---------------- -------------- ----------------------------- -------------- ------------------------

     +Mr. Alaimo is a Trustee of Loomis Sayles Funds I and Loomis Sayles Funds II, but not of the CDC Nvest Funds.

     *All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72. Messrs. Alaimo and White are expected to retire by December 31, 2003.

     1 Mr. Blanding is deemed an "interested person" of Loomis Sayles Funds I and Loomis Sayles Funds II because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

     2 Mr. Hailer is an "interested person" of the Loomis Sayles Funds I and Loomis Sayles Funds II because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers").

     3 Mr. Voss is an "interested person" of the Loomis Sayles Funds I and Loomis Sayles Funds II because he holds the following positions with affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc. ("CIS"); Director of CDC IXIS Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates Inc. ;
     Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Director of Reich & Tang Asset Management Inc.; Director of Westpeak Investment Advisors, Inc.; and Director of Vaughan, Nelson, Scarborough & McCullough, Inc.

     4 As of January 30, 2003, Harris Associates Investment Trust had seven series that were overseen by its Board of Trustees.

EFFECTIVE JULY 1, 2003, THE FOLLOWING LANGUAGE REPLACES THE TEXT UNDER THE SECTION ENTITLED "MANAGEMENT OF THE TRUST" IN THE SAIS.


----------------------------- ---------------- -------------- ----------------------------- ---------------- -----------------------
                                                 TERM OF
                                               OFFICE AND                                      NUMBER OF
                               POSITION(S)      LENGTH OF                                    PORTFOLIOS IN
                                HELD WITH         TIME         PRINCIPAL OCCUPATION(S)       FUND COMPLEX
                                                                                               OVERSEEN      OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS              FUNDS          SERVED      DURING PAST 5 YEARS                            HELD
----------------------             -----          ------      -------------------                            ----
----------------------------- ---------------- -------------- ----------------------------- ---------------- -----------------------
----------------------------- ---------------- -------------- ----------------------------- ---------------- -----------------------

OFFICERS
----------------------------- ---------------- -------------- ----------------------------- ---------------- -----------------------
----------------------------- ---------------- -------------- ----------------------------- ---------------- -----------------------

NICHOLAS H. PALMERINO (38)    Treasurer             Not       Senior Vice President, CDC          N/A        N/A
399 Boylston Street                             Applicable    IXIS Asset Management
Boston, MA 02116                                              Services, Inc.; Senior Vice
                                                              President, CDC IXIS Asset
                                                              Management Advisers, L.P.;
                                                              formerly, Vice President,
                                                              Loomis, Sayles & Company,
                                                              L.P.
----------------------------- ---------------- -------------- ----------------------------- ---------------- -----------------------
----------------------------- ---------------- -------------- ----------------------------- ---------------- -----------------------

JOHN E. PELLETIER (39)        Secretary and         Not       Senior Vice President,              N/A        N/A
399 Boylston Street           Clerk             Applicable    General Counsel, Secretary
Boston, MA 02116                                              and Clerk, CDC IXIS
                                                              Distribution Corporation;
                                                              Senior Vice President,
                                                              General Counsel, Secretary
                                                              and Clerk, CDC IXIS Asset
                                                              Management Distributors,
                                                              L.P.; Senior Vice
                                                              President, General Counsel,
                                                              Secretary and Clerk, CDC
                                                              IXIS Asset Management
                                                              Advisers, L.P.; Executive
                                                              Vice President, General
                                                              Counsel, Secretary,  Clerk,
                                                              and Director, CDC IXIS
                                                              Asset Management Services,
                                                              Inc.
----------------------------- ---------------- -------------- ----------------------------- ---------------- -----------------------


          Each person listed above holds the same position(s) with CDC Nvest Funds Trusts I, II, and III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust and AEW Real Estate Income Fund and Loomis Sayles Funds I and Loomis Sayles Funds II except as noted above. Previous positions during the past five years with CDC IXIS Asset Management Distributors, L.P., CDC IXIS Advisers or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the Trusts' trustees is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter.

STANDING BOARD COMMITTEES

          The trustees have delegated certain authority to the Audit Committee and Contract Review and Governance Committee. Prior to the unification of the board, the Board of Trustees of the Loomis Sayles Complex included three committees: Audit Committee, Contract Review Committee and Nominating and Governance Committee. During 2002, each of these committees met twice.

          The Contract Review and Governance Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trusts, and governance matters relating to the Trusts.

          The Audit Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to the scope and results of the Trusts' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian.

        The membership of each committee is as follows:

         AUDIT COMMITTEE                CONTRACT REVIEW AND GOVERNANCE COMMITTEE
         Daniel M. Cain - Chairman      Kenneth J. Cowan - Chairman
         Sandra O. Moose                Graham T. Allison, Jr.
         Edward A. Benjamin             Richard Darman
                                        Pendleton P. White
                                        John A. Shane
                                        Paul G. Chenault


TRUSTEE FEES

          The Trusts pay no compensation to their officers or to their trustees who are Interested Trustees.

          Each Independent Trustee, except Joseph Alaimo, receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $1,750 per Committee meeting that he or she attends in excess of four per year. In addition, for oversight of the AEW Real Estate Income Fund each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $200 per Committee meeting that he or she attends in excess of four per year. These fees are allocated among the mutual fund portfolios in the Trusts and the CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund.

          Mr. Alaimo is compensated at the rate of $5,000 for each meeting of the Board of Trustees that he attends. In addition, he receives an annual retainer of $20,000. These fees are allocated among the mutual fund portfolios in the Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund.


IN THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") UNDER THE SECTION ENTITLED "OTHER SERVICES", ALL REFERENCES TO LOOMIS SAYLES ARE REPLACED WITH REFERENCES TO CDC IXIS ASSET MANAGEMENT SERVICES, INC.

THE FOLLOWING LANGUAGE IS ADDED TO THE SAI AT THE BEGINNING OF THE SECTION ENTITLED "OTHER SERVICES" :

          Effective July 1, 2003, Loomis, Sayles & Company, L.P. assigned its administrative services agreement to CDC IXIS Asset Management Services, Inc. ("CIS").



                                                                      LSSP3-0703